Investment Contract Liabilities - Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 3,117
Ending balance	3,248	$ 3,117
Amortized cost, gross of reinsurance ceded [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	2,315	2,356
Policy deposits	200	92
Interest	67	71
Withdrawals	(236)	(191)
Fees	(1)	(1)
Other		(5)
Impact of changes in foreign exchange rates	107	(7)
Ending balance	$ 2,452	$ 2,315